Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 7 5/8% Senior Subordinated Notes (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 7 5/8% senior subordinated notes	Jun. 30, 2013 Select Medical Corporation (Parent Company Only)	Jun. 30, 2012 Select Medical Corporation (Parent Company Only)	Jun. 30, 2013 Select Medical Corporation (Parent Company Only)	Jun. 30, 2012 Select Medical Corporation (Parent Company Only)	Dec. 31, 2012 Select Medical Corporation (Parent Company Only)	Dec. 31, 2011 Select Medical Corporation (Parent Company Only)	Dec. 31, 2010 Select Medical Corporation (Parent Company Only)	Jun. 30, 2013 Subsidiary Guarantors	Jun. 30, 2012 Subsidiary Guarantors	Jun. 30, 2013 Subsidiary Guarantors	Jun. 30, 2012 Subsidiary Guarantors	Dec. 31, 2012 Subsidiary Guarantors	Dec. 31, 2011 Subsidiary Guarantors	Dec. 31, 2010 Subsidiary Guarantors	Jun. 30, 2013 Non-Guarantor Subsidiaries	Jun. 30, 2012 Non-Guarantor Subsidiaries	Jun. 30, 2013 Non-Guarantor Subsidiaries	Jun. 30, 2012 Non-Guarantor Subsidiaries	Dec. 31, 2012 Non-Guarantor Subsidiaries	Dec. 31, 2011 Non-Guarantor Subsidiaries	Dec. 31, 2010 Non-Guarantor Subsidiaries	Jun. 30, 2013 Eliminations	Jun. 30, 2012 Eliminations	Jun. 30, 2013 Eliminations	Jun. 30, 2012 Eliminations	Dec. 31, 2012 Eliminations	Dec. 31, 2011 Eliminations	Dec. 31, 2010 Eliminations
Operating activities
Net income	$ 29,878	$ 46,662	$ 68,870	$ 90,971	$ 161,167	$ 131,363	$ 100,477		$ 27,780	$ 45,018	$ 64,388	$ 88,297	$ 155,504	$ 126,447	$ 95,757	$ 24,660	$ 54,555	$ 71,197	$ 97,220	$ 163,572	$ 126,420	$ 92,831	$ 5,211	$ 6,682	$ 14,390	$ 11,203	$ 20,200	$ 18,711	$ 14,902	$ (27,773)	$ (59,593)	$ (81,105)	$ (105,749)	$ (178,109)	$ (140,215)	$ (103,013)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	15,907	15,428	31,709	31,627	63,311	71,517	68,706		975	718	1,945	1,423	3,267	4,115	2,837	12,522	12,410	25,025	25,580	50,734	58,064	57,267	2,410	2,300	4,739	4,624	9,310	9,338	8,602
Provision for bad debts	8,846	10,029	18,167	20,404	39,055	51,347	41,147									7,099	8,832	14,922	17,674	33,595	44,300	34,267	1,747	1,197	3,245	2,730	5,460	7,047	6,880
Equity in earnings of unconsolidated subsidiaries	(568)	(2,752)	(1,626)	(5,217)	(7,705)	(2,923)	440									(546)	(2,739)	(1,571)	(5,194)	(7,637)	(2,870)	440	(22)	(13)	(55)	(23)	(68)	(53)
Loss on early retirement of debt	17,280		17,788		6,064	20,385		500	17,280		17,788		6,064	20,385
Loss (gain) from disposal or sale of assets			81	(3,604)	(5,906)	(4,966)	484							13	4			74	(3,606)	(6,002)	(5,024)	329			7	2	96	45	151
Non-cash gain from interest rate swaps							(632)								(632)
Non-cash stock compensation expense			3,537	2,599	5,677	3,725	2,236				3,537	2,599	5,677	3,725	2,236
Amortization of debt discount and issuance costs			4,499	3,325	7,190	6,700	6,599				4,499	3,325	7,190	6,700	6,599
Deferred income taxes					7,909	35,305	9,450						7,909	35,305	9,450
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries									(24,334)	(53,981)	(70,984)	(96,638)	(162,470)	(126,809)	(92,366)	(3,439)	(5,612)	(10,121)	(9,111)	(15,639)	(13,406)	(10,647)								27,773	59,593	81,105	105,749	178,109	140,215	103,013
Accounts receivable			(83,832)	(30,520)	15,158	(111,126)	(64,329)											(70,357)	(15,938)	29,727	(98,966)	(42,549)			(13,475)	(14,582)	(14,569)	(12,160)	(21,780)
Other current assets			(5,894)	(1,612)	(1,607)	(1,201)	1,595				(2,310)	(1,314)	740	(1,780)	826			(5,405)	(983)	141	1,165	(1,008)			1,821	685	(2,488)	(586)	1,777
Other assets			144	1,675	5,877	(2,068)	(6,771)				(5,540)	1,348	2,448	(12,069)	(6,492)			5,600	183	3,268	9,683	(1,472)			84	144	161	318	1,193
Accounts payable			(2,665)	(5,486)	(6,117)	20,629	(7,161)				1,857	(674)	(2,679)	1,326	2,798			(3,460)	(3,498)	(4,040)	16,247	(9,971)			(1,062)	(1,314)	602	3,056	12
Due to third-party payors			5,217	1,738	(4,448)	227	(1,902)											4,390	(9,527)	(15,278)	1,408	(4,390)			827	11,265	10,830	(1,181)	2,488
Accrued expenses			(24,945)	6,340	23,746	21,139	19,725				(19,539)	8,717	25,350	14,823	(25,160)			(6,586)	(2,587)	(3,835)	5,522	42,387			1,180	210	2,231	794	2,498
Net cash provided by operating activities			27,602	124,049	309,371	240,053	170,064				(7,807)	18,892	49,000	72,181	(4,143)			23,708	90,213	228,606	142,543	157,484			11,701	14,944	31,765	25,329	16,723
Investing activities
Purchases of property and equipment	(13,963)	(16,183)	(27,962)	(27,934)	(68,185)	(46,016)	(51,761)				(1,071)	(1,536)	(5,150)	(3,413)	(3,078)			(23,802)	(20,684)	(49,160)	(37,759)	(33,186)			(3,089)	(5,714)	(13,875)	(4,844)	(15,497)
Proceeds from sale of assets				16,511	16,511	7,879	565												16,511	16,511	7,879	565
Investment in businesses, net of distributions			(28,716)	(10,014)	(14,689)	(15,699)												(28,716)	(10,014)	(14,689)	(15,699)
Acquisition of businesses, net of cash acquired			(171)	(206)	(6,043)	(899)	(165,802)											(171)	(206)	(6,043)	(899)	(165,802)
Net cash used in investing activities			(56,849)	(21,643)	(72,406)	(54,735)	(216,998)				(1,071)	(1,536)	(5,150)	(3,413)	(3,078)			(52,689)	(14,393)	(53,381)	(46,478)	(198,423)			(3,089)	(5,714)	(13,875)	(4,844)	(15,497)
Financing activities
Borrowings on revolving credit facility			455,000	340,000	495,000	735,000	227,000				455,000	340,000	495,000	735,000	227,000
Payments on revolving credit facility			(480,000)	(380,000)	(405,000)	(720,000)	(202,000)				(480,000)	(380,000)	(405,000)	(720,000)	(202,000)
Borrowings on 2011 credit facility term loans, net of discount			298,500		266,750	841,500					298,500		266,750	841,500
Payments on 2011 credit facility term loans			(592,615)	(4,250)	(9,875)	(4,250)					(592,615)	(4,250)	(9,875)	(4,250)
Payments on 2005 credit facility term loans, net of premium						(484,633)	(1,223)							(484,633)	(1,223)
Repurchase of 7 5/8% senior subordinated notes, net of premiums			(70,000)		(278,495)	(273,941)					(70,000)		(278,495)	(273,941)
Borrowings of other debt			6,909	5,835	8,281	7,055	6,347				5,826	5,557	8,003	6,100	5,564						955				1,083	278	278		783
Principal payments on other debt			(4,673)	(5,085)	(10,295)	(7,499)	(7,436)				(4,057)	(4,179)	(8,049)	(5,662)	(5,589)			(223)	(220)	(433)	(755)	(946)			(393)	(686)	(1,813)	(1,082)	(901)
Debt issuance costs			(18,583)		(6,527)	(18,556)					(18,583)		(6,527)	(18,556)
Dividends paid to Holdings			(196,825)	(52,034)	(268,479)	(245,729)	(69,671)				(196,825)	(52,034)	(268,479)	(245,729)	(69,671)
Equity investment by Holdings				547	1,817	208	241					547	1,817	208	241
Proceeds from bank overdrafts			1,625	3,739	1,227	(2,183)	18,792				1,625	3,739	1,227	(2,183)	18,792
Intercompany											(20,010)	79,937	183,421	114,656	(46,684)			27,971	(72,802)	(171,058)	(99,832)	43,154			(7,961)	(7,135)	(12,363)	(14,824)	3,530
Distributions to non-controlling interests			(1,467)	(1,681)	(3,268)	(4,612)	(4,431)																		(1,467)	(1,681)	(3,268)	(4,612)	(4,431)
Net cash used in financing activities			(2,129)	(92,929)	(208,864)	(177,640)	(32,381)				(21,139)	(10,683)	(20,207)	(57,490)	(73,570)			27,748	(73,022)	(171,491)	(99,632)	42,208			(8,738)	(9,224)	(17,166)	(20,518)	(1,019)
Net increase (decrease) in cash and cash equivalents			(31,376)	9,477	28,101	7,678	(79,315)				(30,017)	6,673	23,643	11,278	(80,791)			(1,233)	2,798	3,734	(3,567)	1,269			(126)	6	724	(33)	207
Cash and cash equivalents at beginning of period			40,144	12,043	12,043	4,365	83,680				35,070	11,427	11,427	149	80,940			3,734			3,567	2,298			1,340	616	616	649	442
Cash and cash equivalents at end of period	$ 8,768	$ 21,520	$ 8,768	$ 21,520	$ 40,144	$ 12,043	$ 4,365		$ 5,053	$ 18,100	$ 5,053	$ 18,100	$ 35,070	$ 11,427	$ 149	$ 2,501	$ 2,798	$ 2,501	$ 2,798	$ 3,734		$ 3,567	$ 1,214	$ 622	$ 1,214	$ 622	$ 1,340	$ 616	$ 649